U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

February 23, 2010

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Intrepid Capital Management Funds Trust (the “Trust”)
File Nos.: 333-118634 and 811-21625

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 15 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering 1 new class of shares — Institutional Class shares — for the Intrepid Capital Fund (the “Fund”).  Additionally, this filing redesignates the existing class of shares of the Fund as Investor Class shares.  Upon effectiveness, the Intrepid Capital Fund will issue two classes of shares:  Investor Class and Institutional Class.

As a point of information, the extensive use of R-tagging in this Amendment is a reflection of the drafting process, whereby information for the Fund has been selected, where appropriate, based on the Trust’s last post-effective amendment filed via EDGAR (i.e. Post-Effective Amendment No. 12 under the 1933 Act, filed on January 28, 2010), which contained information about the four series of the Trust.

Because we believe this filing does not include any other material changes, apart from the references to the Institutional Class shares in the sections of the Prospectus entitled “Summary Section,” “Share Prices of the Fund,” “Purchasing Shares,” “Redeeming Shares,” and “Financial Highlights,” and the sections in the Statement of Additional Information entitled “Fund History and Classification,” “Management Ownership, Principal Shareholders and Control Persons,” “Management of the Trust,” “Determination of Net Asset Value,” “Distribution of Shares” “Automatic Investment Plan and Telephone Purchases” and “Systematic Withdrawal Plan,” we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing would be effective on April 30, 2010.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz

Edward Paz
For U.S. Bancorp Fund Services, LLC